Note 9 - Capital Stock and Reserves - Fair Value of Stock Option Assumptions (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2023 CAD ($) $ / shares	Mar. 31, 2023 CAD ($) $ / shares
Statement Line Items [Line Items]
Fair value per option | $	$ 4.77	$ 6
Exercise price (in CAD per share) | $ / shares	$ 6.48	$ 11
Expected life (years)	4.2	3
Interest rate	4.17%	3.49%
Annualized volatility (based on historical volatility)	111.00%	118.00%
Dividend yield	0.00%	0.00%